Meridian Contrarian Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 8.0%
Auto Components - 1.3%
Aptiv Plc	40,000	$1,969,600
Lear Corp.	37,000	3,006,250
		4,975,850
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc. [1]	158,000	1,897,580
Papa John's International, Inc.	10,000	533,700
Penn National Gaming, Inc. [1,2]	447,000	5,654,550
Playa Hotels & Resorts, N.V. [2]	339,000	593,250
PlayAGS, Inc. [2]	435,000	1,152,750
		9,831,830
Household Durables - 1.2%
Mohawk Industries, Inc. [2]	62,000	4,726,880
Leisure Products - 0.8%
Polaris, Inc.	66,000	3,177,900
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. [1]	317,000	2,494,790
Skechers U.S.A., Inc. Class A [2]	248,000	5,887,520
		8,382,310
Total Consumer Discretionary		31,094,770
Consumer Staples - 6.3%
Food Products - 6.3%
Nomad Foods Ltd. (United Kingdom) [2]	399,000	7,405,440
TreeHouse Foods, Inc. [1,2]	392,000	17,306,800
Total Consumer Staples		24,712,240
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Apache Corp. [1]	183,231	765,906
EOG Resources, Inc.	92,000	3,304,640
Total Energy		4,070,546
Financials - 13.3%
Banks - 3.6%
Citizens Financial Group, Inc.	431,409	8,114,803
Signature Bank	77,000	6,190,030
		14,304,833
Capital Markets - 5.8%
Pivotal Investment Corp. II [2]	301,869	3,006,615
SEI Investments Co.	251,000	11,631,340
State Street Corp.	133,000	7,084,910
Victory Capital Holdings, Inc. Class A [1]	49,975	817,591
		22,540,456
	Shares	Value
Insurance - 3.9%
American International Group, Inc.	266,000	$6,450,500
Assurant, Inc.	83,000	8,639,470
		15,089,970
Total Financials		51,935,259
Health Care - 10.6%
Biotechnology - 4.7%
Albireo Pharma, Inc. [2]	120,750	1,976,677
Deciphera Pharmaceuticals, Inc. [2]	129,000	5,310,930
Heron Therapeutics, Inc. [1,2]	317,790	3,730,855
Immunomedics, Inc. [1,2]	338,000	4,556,240
Orchard Therapeutics Plc ADR (United Kingdom) [2]	200,000	1,506,000
Precision BioSciences, Inc. [1,2]	229,151	1,381,781
		18,462,483
Health Care Equipment & Supplies - 1.4%
Merit Medical Systems, Inc. [1,2]	173,810	5,431,562
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. [1,2]	264,000	4,844,400
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. [1,2]	200,000	1,666,000
Pharmaceuticals - 2.8%
Perrigo Co. Plc [1]	224,000	10,772,160
Total Health Care		41,176,605
Industrials - 13.1%
Building Products - 2.4%
Advanced Drainage Systems, Inc.	324,000	9,538,560
Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	231,059	5,628,597
Stericycle , Inc. [1,2]	147,000	7,141,260
		12,769,857
Industrial Conglomerates - 2.0%
Carlisle Cos., Inc.	62,000	7,767,360
Machinery - 1.8%
Evoqua Water Technologies Corp. [2]	251,000	2,813,710
Hillenbrand, Inc.	212,000	4,051,320
		6,865,030
Marine - 3.2%
Kirby Corp. [2]	79,000	3,434,130
Matson, Inc.	295,592	9,051,027
		12,485,157
Road & Rail - 0.4%
AMERCO	6,000	1,743,300
Total Industrials		51,169,264

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Information Technology - 23.2%
Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc. [2]	173,156	$5,511,556
IT Services - 5.3%
CACI International, Inc. Class A [2]	56,000	11,824,400
Switch, Inc. Class A	625,656	9,028,216
		20,852,616
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. [2]	247,000	11,233,560
Ambarella, Inc. [1,2]	65,000	3,156,400
Micron Technology, Inc. [2]	103,000	4,332,180
NVIDIA Corp.	10,000	2,636,000
ON Semiconductor Corp. [2]	215,000	2,674,600
		24,032,740
Software - 10.3%
Cerence, Inc. [1,2]	394,250	6,071,450
FireEye, Inc. [2]	621,000	6,570,180
LogMeIn, Inc.	61,000	5,080,080
Nuance Communications, Inc. [2]	605,000	10,151,900
Verint Systems, Inc. [2]	228,000	9,804,000
Zuora, Inc. Class A [1,2]	303,000	2,439,150
		40,116,760
Total Information Technology		90,513,672
Materials - 6.1%
Chemicals - 2.1%
American Vanguard Corp. [1]	181,000	2,617,260
Huntsman Corp.	379,000	5,468,970
		8,086,230
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	250,000	3,050,000
Metals & Mining - 3.2%
Newmont Goldcorp Corp.	281,000	12,723,680
Total Materials		23,859,910
Real Estate - 7.9%
Equity Real Estate Investment Trusts (REITS) - 5.3%
Physicians Realty Trust	465,614	6,490,659
VICI Properties, Inc. [1]	859,493	14,301,964
		20,792,623
Real Estate Management & Development - 2.6%
Kennedy-Wilson Holdings, Inc. [1]	748,000	10,038,160
Total Real Estate		30,830,783
Utilities - 5.2%
Electric Utilities - 2.0%
Avangrid, Inc. [1]	177,000	7,749,060
	Shares	Value
Independent Power & Renewable Electricity Producers - 3.2%
TerraForm Power, Inc. Class A	788,000	$12,426,760
Total Utilities		20,175,820
Total Common Stocks - 94.8% (Cost $408,825,170)		369,538,869
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/1/25 [2]	450,000	85,500
Total Information Technology		85,500
Total Warrants - 0.0% (Cost $250,695)		85,500
	Shares/ Principal Amount
Short-Term Investments - 0.8%[3]
Repurchase Agreements - 0.8%
Citigroup Global Markets, Inc., dated 3/31/20, due 4/1/20, 0.02% total to be received $669,575 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 2.00% - 11.00%, 4/15/20 - 1/1/59, totaling $682,967)	$669,575	669,575
Daiwa Capital Markets America, Inc., dated 3/31/20, due 4/1/20, 0.02% total to be received $669,575 (collateralized by various U.S. Government Sponsored Agency, 1.88% - 6.50%, 3/1/22 - 3/1/52, totaling $682,967)	669,575	669,575
HSBC Securities, Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $669,575 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 8.00%, 2/1/30 - 3/1/56, totaling $682,967)	669,575	669,575

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares/ Principal Amount	Value
JP Morgan Securities LLC, dated 3/31/20, due 4/1/20, 0.01% total to be received $255,100 (collateralized by various U.S. Treasury Obligations, 2.88%, 11/30/23, totaling $260,202)	$255,100	$255,100
RBC Dominion Securities Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $669,575 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.13%, 7/15/20 - 2/20/50, totaling $682,967)	669,575	669,575
Total Repurchase Agreements		2,933,400
Total Short-Term Investments - 0.8% (Cost $2,933,400)		2,933,400
Total Investments - 95.6% (Cost $412,009,265)		372,557,769
Cash and Other Assets, Less Liabilities - 4.4%		17,191,667
Net Assets - 100.0%		$389,749,436
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at March 31, 2020. Total value of such securities at period-end amounts to $55,803,023 and represents 14.32% of net assets.
[2]	Non-income producing securities.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com